INVESCO INTERNATIONAL FUNDS, INC.
                     INVESCO Emerging Markets Fund
             (March 1, 1998 As Supplemented March 23, 1998)
                         INVESCO European Fund
                       INVESCO Pacific Basin Fund
                            (March 1, 1998)
                   INVESCO International Growth Fund
                            (March 1, 1998)

             Supplement to Prospectuses of the Above Funds
               Date of Which Are Indicated in Parenthesis

The section of the INVESCO Emerging Markets Fund's Prospectus entitled "The Fund And Its Management" is amended to (1) delete the seventh paragraph, and (2) substitute the following paragraph in its place:

      Out of the advisory fee which it receives from the Fund, IFG pays IAML, as sub-adviser to the Fund, a monthly fee based upon the average daily value of the Fund's net assets. Based on approval of the Company's board of directors at a meeting held May 14, 1998 the calculation of subadvisory fees of the Fund has been changed from 33.33% of the advisory fee (0.3333% on the first $500 million of the Fund's average net assets, 0.2833% on the next $500 million of the Fund's average net assets and 0.25% on the Fund's average net assets in excess of $1 billion) to 40% of the advisory fee (0.40% on the first $500 million of the Fund's average net assets, 0.34% on the next $500 million of the Fund's average net assets and 0.30% on the Fund's average net assets in excess of $1 billion). No fee is paid by the Fund to IAML.

The section of the INVESCO European and INVESCO Pacific Basin Funds' Prospectus entitled "The Funds And Their Management" is amended to (1) delete the eighth paragraph, and (2) substitute the following paragraph in its place:

   Out of the advisory fee which it receives from the Funds, IFG pays IAML, as sub-adviser to these Funds, a monthly fee based upon the average daily value of the Fund's net assets. Based on approval of the Company's board of directors at a meeting held May 14, 1998, the calculation has been changed from 33.33% of the advisory fee (0.25% on the first $350 million of each Fund's average net assets, 0.2167% on the next $350 million of each Fund's average net assets and 0.1833% on each Fund's average net assets in excess of $700 million) to 40% of the advisory fee (0.30% on the first $350 million of each Fund's average net assets, 0.26% on the next $350 million of each Fund's average net assets and 0.22% on each Fund's average net assets in excess of $700 million). No fee is paid by either Fund to IAML.

The section of the INVESCO International Growth Fund's Prospectus entitled "The Fund And Its Management" is amended to (1) delete the ninth paragraph, and (2) substitute the following paragraph in its place:

   Out of the advisory fee which it receives from the Fund, IFG pays IAML, as sub-adviser to the Fund, a monthly fee based upon the average daily value of the Fund's net assets. Based on approval of the Company's board of directors at a meeting held May 14, 1998 the calculation of subadvisory fees of the Fund has been changed from 33.33% of the advisory fee (0.3333% on the first


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   $500 million of the Fund's average net assets, 0.25% on the next $500 million of the Fund's average net assets and 0.2167% on the Fund's average net assets in excess of $1 billion) to 40% of the advisory fee (0.40% on the first $500 million of the Fund's average net assets, 0.30% on the next $500 million of the Fund's average net assets and 0.26% on the Fund's average net assets in excess of $1 billion). No fee is paid by the Fund to IAML.

The date of this Supplement is August 1, 1998.

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                     INVESCO INTERNATIONAL FUNDS, INC.

              Supplement to Statement of Additional Information dated March 1, 1998 as Supplemented March 23, 1998

The section of the above Company's Statement of Additional Information entitled "The Funds And Their Management: Sub-Advisory Agreement" is amended to (1) delete the third paragraph, and (2) substitute the following paragraph in its place:

      The Sub-Agreement provides that, as compensation for its services, IAML shall receive from IFG, at the end of each month, a fee based upon the average daily value of each Fund's net assets. Based upon approval of the Company's board of directors at a meeting held May 14, 1998, the calculation of the subadvisory fees of the Fund has been changed from 33.33% of the advisory fee (with respect to the European and Pacific Basin Funds, 0.25% on the first $350 million of each Fund's average net assets; 0.2167% on the next $350 million of each Fund's average net assets; and 0.1833% on each Fund's average net assets in excess of $700 million; with respect to the International Growth Fund, 0.333% on the first $500 million of the Fund's average net assets; 0.25% on the next $500 million of the Fund's average net assets; and 0.2167% on the Fund's average net assets in excess of $1 billion; and with respect to the Emerging Markets Fund, 0.3333% on the first $500 million of the Fund's average net assets; 0.2833% on the next $500 million of the Fund's average net assets; and 0.25% on the Fund's average net assets in excess of $1 billion) to 40% of the advisory fee (with respect to the European and Pacific Basin Funds, 0.30% on the first $350 million of each Fund's average net assets; 0.26% on the next $350 million of each Fund's average net assets; and 0.22% on each Fund's average net assets in excess of $700 million; with respect to the International Growth Fund, 0.40% on the first $500 million of the Fund's average net assets; 0.30% on the next $500 million of the Fund's average net assets; and 0.26% on the Fund's average net assets in excess of $1 billion; and with respect to the Emerging Markets Fund, 0.40% on the first $500 million of the Fund's average net assets; 0.34% on the next $500 million of the Fund's average net assets; and 0.30% on the Fund's average net assets in excess of $1 billion). The subadvisory fees are paid by IFG, NOT the Funds.

The date of this Supplement is August 1, 1998.